Exhibit 1

BBCMS 2019-BWAY Mortgage Trust
Commercial Mortgage Pass-Through Certificates, Series 2019-BWAY

Report To:
Barclays Commercial Mortgage Securities LLC
Barclays Capital Real Estate Inc.
Barclays Capital Inc.

5 November 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC Barclays Capital Real Estate Inc. Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

Re:	BBCMS 2019-BWAY Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-BWAY (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Barclays Commercial Mortgage Securities LLC (the “Depositor”) with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 November 2019

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of one componentized promissory note issued by SRI Eleven 1407 Broadway LLC (the “Ground Lessee Borrower”), and SRI Eleven 1407 Broadway Operator LLC (the “Operating Borrower”), each a special purpose Delaware limited liability company (Ground Lessee Borrower and Operating Borrower both individually and collectively, as applicable, the “Borrower”), evidencing a two-year (with three one-year extension options) floating-rate interest-only first lien mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, a first lien mortgage on the leasehold interest of the Borrower in 1407 Broadway, a 1,118,834 square foot Class A office property and retail space located in New York, New York (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of 9 November 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 5

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Initial Original Term and
ii.	Fully Extended Original Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during the extension period options. Based on this information, the Depositor instructed us to use the “Mortgage Loan Original Balance ($),” as shown on the Final Data File, for the:
a.	Principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Balance ($)”) and
b.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Initial Original Term,
b.	Fully Extended Original Term and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Initial Remaining Term and
ii.	Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

8.	Using the:
a.	Mortgage Loan Margin %,
b.	LIBOR Floor % and
c.	LIBOR Rounding Methodology,

as shown on the Final Data File, and the LIBOR assumption of 1.80000% that was provided by the Depositor, we recalculated the “Mortgage Loan Rate %” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Margin % and
b.	LIBOR Cap Strike Price %,

as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate (at LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mortgage Loan Rate %,
c.	Mortgage Loan Interest Rate (at LIBOR Cap) and
d.	Mortgage Accrual Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service ($) at Loan Rate,
ii.	Mortgage Loan Monthly Debt Service ($) at Cap Rate,
iii.	Mortgage Loan Annual Debt Service ($) at Loan Rate and
iv.	Mortgage Loan Annual Debt Service ($) at Cap Rate

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($) at Loan Rate” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate %,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($) at Cap Rate” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 4 of 5

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($) at Loan Rate” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service ($) at Loan Rate,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($) at Cap Rate” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service ($) at Cap Rate,” as shown on the Final Data File.

11.	Using the:
a.	Mortgage Loan Cut-off Balance ($),
b.	Mortgage Loan Maturity Balance ($),
c.	Mortgage Loan Annual Debt Service ($) at Loan Rate,
d.	Mortgage Loan Annual Debt Service ($) at Cap Rate,
e.	As-Is Appraised Value ($),
f.	2018 NOI ($),
g.	2018 NCF ($),
h.	TTM NOI ($),
i.	TTM NCF ($),
j.	UW (in place) NOI ($),
k.	UW (in place) NCF ($) and
l.	Total Square Feet,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	As-Is Mortgage Loan Cut-off Date LTV %,
ii.	As-Is Mortgage Loan Maturity Date LTV %,
iii.	Mortgage Loan 2018 NOI Debt Yield %,
iv.	Mortgage Loan 2018 NCF Debt Yield %,
v.	Mortgage Loan TTM NOI Debt Yield %,
vi.	Mortgage Loan TTM NCF Debt Yield %,
vii.	Mortgage Loan UW (in place) NOI Debt Yield %,
viii.	Mortgage Loan UW (in place) NCF Debt Yield %,
ix.	Mortgage Loan 2018 NOI DSCR at Loan Rate,
x.	Mortgage Loan 2018 NCF DSCR at Loan Rate,
xi.	Mortgage Loan 2018 NOI DSCR at Cap Rate,
xii.	Mortgage Loan 2018 NCF DSCR at Cap Rate,
xiii.	Mortgage Loan TTM NOI DSCR at Loan Rate,
xiv.	Mortgage Loan TTM NCF DSCR at Loan Rate,
xv.	Mortgage Loan TTM NOI DSCR at Cap Rate,
xvi.	Mortgage Loan TTM NCF DSCR at Cap Rate,
xvii.	Mortgage Loan UW (in place) NOI DSCR at Loan Rate,
xviii.	Mortgage Loan UW (in place) NCF DSCR at Loan Rate,
xix.	Mortgage Loan UW (in place) NOI DSCR at Cap Rate,
xx.	Mortgage Loan UW (in place) NCF DSCR at Cap Rate,
xxi.	Mortgage Loan Cut-off Balance / Square Foot ($) and
xxii.	As-Is Appraised Value ($) Per Square Foot

Attachment A Page 5 of 5

11. (continued)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through viii. above to the nearest 1/10th of one percent and
b.	Round each of the recalculated characteristics listed in items ix. through xx. above to two decimal places.

12.	Using the:
a.	Mortgage Loan Rate % and
b.	Mortgage Loan Admin. Fee %,

as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate %” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Note	1 November 2019

Loan Agreement	1 November 2019

Cash Management Agreement	1 November 2019

Deposit Account Control Agreement	1 November 2019

Interest Rate Cap Agreement	31 October 2019

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Settlement Statement	1 November 2019

Guaranty Agreement	1 November 2019

Environmental Indemnity Agreement	1 November 2019

Non-Consolidation Opinion	1 November 2019

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	24 September 2019

Engineering Report	24 September 2019

Environmental Phase I Report	24 September 2019

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	31 August 2019

Pro Forma Title Policy	Not Dated

Ground Lease Agreement (see Note 1)	14 January 1954

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Ground Lease Agreement Amendments (see Note 1)	Various

Ground Lease Agreement Abstracts (see Note 1)	Various

Ground Lease Agreement Estoppels (see Note 1)	Various

Property Management Agreement	30 April 2015

Insurance Review Document	27 August 2019

Lease Agreements	Various

Lease Estoppels	Various

Offering Memorandum	Not Dated

Note:

1.	The indicated Source Document(s) are referred to collectively as the “Ground Lease Agreement.”

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com)
Year Built	Appraisal Report
Year Renovated	Offering Memorandum
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Total Square Feet	Underwritten Rent Roll
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Lien Position	Pro Forma Title Policy
Title Type	Pro Forma Title Policy
Ground Lease Expiration Date (Fully Extended)	Ground Lease Abstracts
Annual Ground Rent	Ground Lease Abstracts
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value ($)	Appraisal Report
As-Is Appraisal Date	Appraisal Report
As-Stabilized Appraised Value ($)	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Environmental Phase I Report

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll
Largest Tenant Unit Size	Underwritten Rent Roll
Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Unit Size	Underwritten Rent Roll
Second Largest Tenant Lease Expiration Date	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 5

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Unit Size	Underwritten Rent Roll
Third Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Unit Size	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Unit Size	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration Date	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2016 Revenues ($)	Underwriter’s Summary Report
2016 Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
2017 Revenues ($)	Underwriter’s Summary Report
2017 Expenses ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2017 NCF ($)	Underwriter’s Summary Report
2018 Revenues ($)	Underwriter’s Summary Report
2018 Expenses ($)	Underwriter’s Summary Report
2018 NOI ($)	Underwriter’s Summary Report
2018 NCF ($)	Underwriter’s Summary Report
TTM As of Date	Underwriter’s Summary Report
TTM Revenues ($)	Underwriter’s Summary Report
TTM Expenses ($)	Underwriter’s Summary Report
TTM NOI ($)	Underwriter’s Summary Report
TTM NCF ($)	Underwriter’s Summary Report
UW (in place) Occupancy	Underwriter’s Summary Report
UW (in place) Revenues ($)	Underwriter’s Summary Report
UW (in place) Total Expenses ($)	Underwriter’s Summary Report
UW (in place) NOI ($)	Underwriter’s Summary Report
UW (in place) Replacement Reserves ($)	Underwriter’s Summary Report
UW (in place) TI/LC ($)	Underwriter’s Summary Report
UW (in place) NCF ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 5

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront RE Tax Reserve ($)	Settlement Statement
Monthly RE Tax Reserve ($)	Settlement Statement
Upfront Ins. Reserve ($)	Settlement Statement
Monthly Ins. Reserve ($)	Settlement Statement
Upfront Capex Reserve ($)	Loan Agreement
Monthly Capex Reserve ($)	Loan Agreement
Upfront Engin. Reserve ($)	Settlement Statement
Upfront TI/LC Reserve ($)	Loan Agreement
Monthly TI/LC Reserve ($)	Loan Agreement
Upfront Other Reserve ($)	Loan Agreement
Upfront Other Reserve Description	Loan Agreement
Monthly Other Reserve ($)	Loan Agreement
Monthly Other Reserve Description	Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Loan Agreement
Note Date	Loan Agreement
Borrower Name	Loan Agreement
Mortgage Loan Original Balance ($)	Loan Agreement
Mortgage Loan Margin %	Loan Agreement
Mortgage Accrual Type	Loan Agreement
Mortgage Loan Index	Loan Agreement
Floating Rate Change Frequency	Loan Agreement
LIBOR Floor %	Loan Agreement
LIBOR Lookback Days	Loan Agreement
LIBOR Rounding Methodology	Loan Agreement
LIBOR Cap After Extensions	Loan Agreement
LIBOR Cap Strike Price %	Interest Rate Cap Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
Interest Rate Cap Provider	Interest Rate Cap Agreement
Amortization Type	Loan Agreement
Interest Accrual Start	Loan Agreement
Interest Accrual End	Loan Agreement
Grace Period (Late Payment)	Loan Agreement
Grace Period (Default)	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 5

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

First Payment Date (see Note 4)	Loan Agreement
Payment Due Date	Loan Agreement
Initial Maturity Date	Loan Agreement
Extension Options	Loan Agreement
Extension Spread Increase Description	Loan Agreement
First Extension Fee	Loan Agreement
Second Extension Fee	Loan Agreement
Third Extension Fee	Loan Agreement
Fourth Extension Fee	Loan Agreement
Fifth Extension Fee	Loan Agreement
Exit Fee	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Lockbox (Y/N)	Loan Agreement
Lockbox Type (see Note 5)	Loan Agreement
Cash Management (see Note 6)	Loan Agreement
Prepayment Provision (Payments)	Loan Agreement
Partial Release Allowed?	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Assumption Frequency	Loan Agreement
Assumption Fee	Loan Agreement
Future Debt Permitted (Y/N)	Loan Agreement
Future Debt Description	Loan Agreement
Carveout Guarantor	Guaranty Agreement
Loan Purpose	Settlement Statement

Exhibit 2 to Attachment A Page 5 of 5

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the “First Payment Date” characteristic, the Depositor instructed us to assume that the “First Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document(s) require the Borrower or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the Borrower and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan #
Loan/Property Flag
Seller
% of Initial Pooled Balance
Property Name
Number of Properties
As-Stabilized Mortgage Loan Cut-off Date LTV %
As-Stabilized Mortgage Loan Maturity Date LTV %
As-Stabilized Appraised Value ($) Per Square Foot
PML %
PML Report Date
Prepayment Provision Comments
Partial Release Description
Principal / Sponsor
Mortgage Loan Admin. Fee %

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.